SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short Term Bank Deposits Bear Interest Average Rate		0.72%	1.30%
Restricted Short Term Deposits		$ 3,401	$ 5,356
Long Term Bank Deposits Bear Interest Average Rate		1.50%	1.00%
Restricted Long Term Deposits		$ 5,407	$ 3,034
Revenue from Grants		$ 7,335	$ 5,448	$ 3,871
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount		1,927,281	2,250,433	954,823
Severance Cost		$ 3,217	$ 2,153	$ 1,961
Catch Up Contribution Amount Eligible For Participants With Age 50 Or More		$ 6	$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.01	$ 2.04	$ 2.97
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 286	$ 287	$ 284
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
Advertising Expense		$ 687	604	$ 562
Cash, FDIC Insured Amount		250
Internal Revenue Service (IRS) [Member]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		18	18
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance		349	407
Allowance for Sales Returns [Member]
Valuation Allowances and Reserves, Balance		$ 1,948	$ 1,737
Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 131